Stock Payable	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Stock Payable

In the period ended June 30, 2018, the Company was in discussion with certain investors for a private offering of a new class of preferred equity (see Note 13). Prior to the subscription for this new preferred equity, one investor advanced the Company $59,530 (MYR 240,000). In August 2018, the Company received a signed subscription from the preference share private placement for the amount tendered and will convert the payable to the preferred equity at the time of receipt of the signed subscription in the first quarter of Fiscal 2019.